Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)
Intangible Assets, Net [Abstract]
Amortization expense	¥ 3,480	$ 486	¥ 3,479	¥ 3,479